Consolidated Statements of Equity - USD ($) $ in Thousands	Total	FoA Equity Capital LLC Member's Equity	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest
Beginning balance at Dec. 31, 2019	$ 482,813	$ 482,719	$ (51)	$ 145
Contributions from members	7,500	7,500
Distributions to members	(380,431)	(380,431)
Noncontrolling interest contributions	104			104
Noncontrolling interest distributions	(1,668)			(1,668)
Net income	519,662	518,388		1,274
Foreign currency translation adjustment	60		60
Ending balance at Dec. 31, 2020	628,040	628,176	9	(145)
Contributions from members	1,426	1,426
Distributions to members	(75,000)	(75,000)
Noncontrolling interest distributions	(620)			(620)
Net income	120,060	119,859		201
Accretion of CRNCI to redemption price	(32,725)	(32,725)
Foreign currency translation adjustment	(11)		(11)
Ending balance at Mar. 31, 2021	$ 641,170	$ 641,736	$ (2)	$ (564)